Property and Equipment - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,413	27,496	26,389	27,326
Loss due to disposal of fixed assets	$ 10	65	141	61